Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Line Items]
Federal	$ (1,207)	$ (8,123)	$ 11,081
State	(1,844)	12,292	10,072
Total current income taxes	(3,051)	4,169	21,153
Federal	78,399	70,322	42,336
State	(4,257)	1,678	1,385
Total deferred income taxes	74,142	72,000	43,710
Total tax expense	71,091	76,169	64,874	61,783	57,276
Statutory federal tax rate	35.00%
Minimum [Member]
Income Taxes [Line Items]
State corporate net income tax rates	5.00%
Maximum [Member]
Income Taxes [Line Items]
State corporate net income tax rates	9.99%
Continuing Operations [Member]
Income Taxes [Line Items]
Total deferred income taxes	$ 74,142	$ 72,000	$ 43,721